Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related Party Transactions

From time to time, the Company enters into strategic agreements with Fluor, whereby Fluor or NuScale perform services for one another. For the years ended December 31, 2022, 2021 and 2020, NuScale incurred expenses for services by Fluor of $31,289, $18,113 and $4,452, respectively. As of December 31, 2022 and 2021, NuScale owes Fluor, as accounts payable and accrued expenses on the consolidated balance sheet, amounts totaling $7,694 and $3,731, respectively. For the years ended December 31, 2022 and 2021, NuScale earned revenue of $8,550 and $1,553, respectively, with no revenue earned in 2020. As of December 31, 2022 and

2021 Fluor owes NuScale $1,508 and $612, respectively, amounts which are included in accounts and other receivables on the consolidated balance sheet.

For 2022, revenue earned from Fluor accounted for 72.4% of total revenue.